Document And Entity Information	Feb. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2021
Entity Registrant Name	Arena Pharmaceuticals, Inc.
Entity Central Index Key	0001080709
Entity Emerging Growth Company	false
Entity File Number	000-31161
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	23-2908305
Entity Address Address Line1	136 Heber Avenue, Suite 204
Entity Address City Or Town	Park City
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84060
City Area Code	858
Local Phone Number	453-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ARNA
Security Exchange Name	NASDAQ